MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL         Two World Trade Center,
SERIES TRUST                                            New York, New York 10048
LETTER TO THE SHAREHOLDERS May 31, 2000


DEAR SHAREHOLDER:

During the six-month period ended May 31, 2000, the U.S. economy continued its unprecedented expansion. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. In response, the Federal Reserve Board continued to raise the federal funds rate. Three increases totaling 100 basis points have occurred since February 2000, bringing the federal funds rate to a nine-year high of 6.50 percent.

Economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. In February, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement precipitated a 50- to 75-basis-point drop in yields of longer-maturity Treasuries. Municipal bond yields also declined but not as dramatically as Treasury yields. Long-term interest rates rose in April based on economic strength but began to decline in May on signs of an economic slowdown.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began 1999 near a record low yield of
5.05 percent but increased to 5.97 percent by year-end. This index reached a high of 6.18 percent in January 2000 but ended May at 5.91 percent. Because bond prices move inversely to changes in interest rates, municipal bond prices declined significantly last year and improved marginally in the first five months of 2000.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. Over the past five years this ratio has ranged between an average high of 93 percent and an average low of 85 percent. The increase in the ratio from 92 percent to 99 percent during the first five months of this year was primarily attributed to the magnitude of a rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 2000, continued

During the first five months of 2000, municipal underwriting volume dropped 25 percent versus the same period last year. Refunding activity, the most interest-rate-sensitive component of new-issue supply, fell more than 75 percent.


            30-YEAR BOND YIELDS 1994-2000

Date              AAA Ins      Tsy    % Relationship

12/31/93           5.40%       6.34%      85.17%
01/31/94           5.40        6.24       86.54%
02/28/94           5.80        6.66       87.09%
03/31/94           6.40        7.09       90.27%
04/29/94           6.35        7.32       86.75%
05/31/94           6.25        7.43       84.12%
06/30/94           6.50        7.61       85.41%
07/29/94           6.25        7.39       84.57%
08/31/94           6.30        7.45       84.56%
09/30/94           6.55        7.81       83.87%
10/31/94           6.75        7.96       84.80%
11/30/94           7.00        8.00       87.50%
12/30/94           6.75        7.88       85.66%
01/31/95           6.40        7.70       83.12%
02/28/95           6.15        7.44       82.66%
03/31/95           6.15        7.43       82.77%
04/28/95           6.20        7.34       84.47%
05/31/95           5.80        6.66       87.09%
06/30/95           6.10        6.62       92.15%
07/31/95           6.10        6.86       88.92%
08/31/95           6.00        6.66       90.09%
09/29/95           5.95        6.48       91.82%
10/31/95           5.75        6.33       90.84%
11/30/95           5.50        6.14       89.58%
12/29/95           5.35        5.94       90.07%
01/31/96           5.40        6.03       89.55%
02/29/96           5.60        6.46       86.69%
03/29/96           5.85        6.66       87.84%
04/30/96           5.95        6.89       86.36%
05/31/96           6.05        6.99       86.55%
06/28/96           5.90        6.89       85.63%
07/31/96           5.85        6.97       83.93%
08/30/96           5.90        7.11       82.98%
09/30/96           5.70        6.93       82.25%
10/31/96           5.65        6.64       85.09%
11/29/96           5.50        6.35       86.61%
12/31/96           5.60        6.63       84.46%
01/31/97           5.70        6.79       83.95%
02/28/97           5.65        6.80       83.09%
03/31/97           5.90        7.10       83.10%
04/30/97           5.75        6.94       82.85%
05/30/97           5.65        6.91       81.77%
06/30/97           5.60        6.78       82.60%
07/30/97           5.30        6.30       84.13%
08/31/97           5.50        6.61       83.21%
09/30/97           5.40        6.40       84.38%
10/31/97           5.35        6.15       86.99%
11/30/97           5.30        6.05       87.60%
12/31/97           5.15        5.92       86.99%
01/31/98           5.15        5.80       88.79%
02/28/98           5.20        5.92       87.84%
03/31/98           5.25        5.93       88.53%
04/30/98           5.35        5.95       89.92%
05/29/98           5.20        5.80       89.66%
06/30/98           5.20        5.65       92.04%
07/31/98           5.18        5.71       90.72%
08/31/98           5.03        5.27       95.45%
09/30/98           4.95        5.00       99.00%
10/31/98           5.05        5.16       97.87%
11/30/98           5.00        5.06       98.81%
12/31/98           5.05        5.10       99.02%
01/31/99           5.00        5.09       98.23%
02/28/99           5.10        5.58       91.40%
03/31/99           5.15        5.63       91.47%
04/30/99           5.20        5.66       91.87%
05/31/99           5.30        5.83       90.91%
06/30/99           5.47        5.96       91.78%
07/31/99           5.55        6.10       90.98%
08/31/99           5.75        6.06       94.88%
09/30/99           5.85        6.05       96.69%
10/31/99           6.03        6.16       97.89%
11/30/99           6.00        6.29       95.39%
12/31/99           5.97        6.48       92.13%
01/31/00           6.18        6.49       95.22%
02/29/00           6.04        6.14       98.37%
03/31/00           5.82        5.83       99.83%
04/30/00           5.91        5.96       99.16%
05/31/00           5.91        6.01       98.34%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PORTFOLIO STRUCTURE

The average duration of the four single-state portfolios that make up Morgan Stanley Dean Witter Multi-State Municipal Series Trust (Arizona, Florida, New Jersey and Pennsylvania) ranged between six and seven years at the end of May. Average duration is a measure of sensitivity to interest-rate changes. Weighted average bond maturities ranged from 14 to 17 years, with average call protection of 5 years.

On the following pages we have summarized details regarding the various state series for your convenience. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 2000, continued


LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term interest rates if it feels that economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                    /s/ MITCHELL M. MERIN
--------------------------                    ---------------------
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
Chairman of the Board                         President

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE May 31, 2000


           AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2000
--------------------------------------------------------------------------------

                                      1 YEAR                             5 YEARS                   SINCE INCEPTION (3)
                       ------------------------------------- ------------------------------- -------------------------------
Arizona ..............   (1.70)%(1)         (5.63)%(2)         4.00%(1)        3.15%(2)        5.89%(1)        5.42%(2)
Florida ..............   (1.84) (1)         (5.77) (2)         4.27 (1)        3.42 (2)        6.28 (1)        5.82 (2)
New Jersey ...........   (2.22) (1)         (6.13) (2)         4.37 (1)        3.52 (2)        6.38 (1)        5.92 (2)
Pennsylvania .........   (2.36) (1)         (6.26) (2)         4.14 (1)        3.29 (2)        6.23 (1)        5.77 (2)



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Dates of inception: Arizona -- April 30, 1991; Florida, New Jersey and Pennsylvania -- January 15, 1991.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY May 31, 2000 (unaudited)


                                                 ARIZONA      FLORIDA    NEW JERSEY   PENNSYLVANIA
                                                 SERIES       SERIES       SERIES        SERIES
                                              ------------ ------------ ------------ -------------
Credit Ratings (1):
Aaa or AAA ..................................        49%         72%            62%          68%
Aa or AA ....................................        25          13             17           15
A or A ......................................        26           7             12            9
Baa or BBB ..................................        --           8              6            7
Ba or BB ....................................        --          --             --           --
Non-Rated (2) ...............................        --          --              3            1
Long-Term Portfolio Distribution by Call Date
  2000 ......................................         6%          5%             6%          --
  2001 ......................................         5          11             12           12%
  2002 ......................................        32          31             27           25
  2003 ......................................         7           4              5           13
  2004 ......................................        10          --             --           --
  2005 ......................................         3           6             12            2
  2006 ......................................        --           7              3            4
  2007 ......................................        --           5              3            4
  2008 ......................................        15           7             18           27
  2009 ......................................         6           7             11            6
  2010+ .....................................        16          17              3            7
Average Weighted (3):
  Maturity ..................................   16 Years     17 Years      14 Years     17 Years
  Call Protection  ..........................    5 Years      5 Years       4 Years      5 Years
  Modified Duration .........................    7 Years      7 Years       6 Years      7 Years
Per Share Net Asset Value:
  November 30, 1999 .........................     $9.90      $10.10         $10.22       $10.19
  May 31, 2000 ..............................     $9.78      $ 9.96         $10.05       $10.03
Distributions (4) ...........................     $0.24      $ 0.25         $ 0.25       $ 0.26
Total Return (5):
  6 months ended 05/31/00 ...................      1.23 %      1.07 %         0.77 %       0.96 %
  12 months ended 05/31/00 ..................     (1.70)%     (1.84)%        (2.22)%      (2.36)%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)    Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 2000.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON    MATURITY
 THOUSANDS                                                                                  RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (86.4%)
            General Obligation (9.1%)
 $  1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............. 5.25 %     07/01/15    $   947,080
    1,000   Phoenix, Refg Ser 1992 ..................................................... 6.375      07/01/13      1,036,730
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) ............................ 6.00       07/01/16      1,045,240
 --------                                                                                                       -----------
    3,000                                                                                                         3,029,050
 --------                                                                                                       -----------
            Educational Facilities Revenue (6.0%)
    1,000   Arizona Board of Regents, Arizona State University Ser 1992 A .............. 5.50       07/01/19        952,300
    1,000   University Arizona, Telecommunications Ser 1991 COPs ....................... 6.50       07/15/12      1,037,850
 --------                                                                                                       -----------
    2,000                                                                                                         1,990,150
 --------                                                                                                       -----------
            Electric Revenue (5.0%)
      820   Salt River Project Agricultural Improvement & Power District, Refg
              1992 Ser D ............................................................... 6.25       01/01/27        827,257
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................... 4.50       07/01/19        822,950
 --------                                                                                                       -----------
    1,820                                                                                                         1,650,207
 --------                                                                                                       -----------
            Hospital Revenue (7.5%)
    1,500   Maricopa County Industrial Development Authority, Catholic Healthcare West
              1992 Ser A (MBIA) ........................................................ 5.75       07/01/11      1,506,405
    1,000   Pima County Industrial Development Authority, Carondelet Health Care Corp
              Ser 1993 (MBIA) .......................................................... 5.25       07/01/13        970,500
 --------                                                                                                       -----------
    2,500                                                                                                         2,476,905
 --------                                                                                                       -----------
            Industrial Development/Pollution Control Revenue (10.9%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 ................................................................ 5.45       06/01/09        957,290
    1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) ......................................................... 5.80       11/15/28        930,450
    1,700   Santa Cruz County Industrial Development Authority, Citizens Utilities Co
              Ser 1991 (AMT) ........................................................... 7.15       02/01/23      1,717,782
 --------                                                                                                       -----------
    3,700                                                                                                         3,605,522
 --------                                                                                                       -----------
            Mortgage Revenue -- Multi-Family (2.8%)
      910   Pima County Industrial Development Authority, Rancho Mirage Ser 1992
 --------     (AMT) (AGRC) ............................................................. 7.05       04/01/22        943,552
                                                                                                                -----------
            Public Facilities Revenue (8.4%)
            Arizona,
      500     Refg Ser 1992 B COPs (AMBAC) ............................................. 6.25       09/01/10        513,610
      500     Ser 1991 COPs (FSA) ...................................................... 6.25       09/01/11        511,415
    1,000   Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
              Sr Lien Excise Tax Ser 1999 A ............................................ 5.25       07/01/24        898,020
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
              (AMBAC) .................................................................. 5.00       07/01/28        864,360
 --------                                                                                                       -----------
    3,000                                                                                                         2,787,405
 --------                                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (9.9%)
 $  1,000   Phoenix, Street & Highway User Refg Ser 1993 .............................. 5.125%      07/01/11       $   967,610
            Tucson,
    1,000     Street & Highway User Sr Lien Refg Ser 1993 ............................. 5.50        07/01/09         1,006,550
      500     Street & Highway User Sr Lien Refg Ser 1996 (MBIA) ...................... 6.00        07/01/10           523,855
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75        07/01/38           784,170
 --------                                                                                                          -----------
    3,500                                                                                                            3,282,185
 --------                                                                                                          -----------
            Water & Sewer Revenue (20.1%)
      400   Arizona Wastewater Management Authority, Wastewater Ser 1992 A
              (AMBAC) ................................................................. 5.95        07/01/12           405,896
    1,000   Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
              (MBIA) .................................................................. 5.00        07/01/17           899,920
    1,000   Chandler, Water & Sewer Refg Ser 1992 (FGIC) .............................. 6.25        07/01/13         1,030,350
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) .......................... 6.50        07/01/22         1,048,110
    1,000   Mesa, Utility Ser 1998 (MBIA) ............................................. 4.50        07/02/18           821,380
    1,000   Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993 ........... 4.75        07/01/23           818,980
    1,000   Pima County Metropolitan Domestic Water Improvement District,
              Refg Ser 1999 (FGIC) .................................................... 4.875       01/01/19           868,890
    1,000   Scottsdale Water & Sewer Refg Ser 1998 E .................................. 4.50        07/01/23           801,080
 --------                                                                                                          -----------
    7,400                                                                                                            6,694,606
 --------                                                                                                          -----------
            Refunded (6.7%)
    1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
              Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ............. 6.25        09/01/11         1,187,306
    1,000   Tucson, Water Refg Ser 1991 ............................................... 6.50        07/01/01+        1,035,070
 --------                                                                                                          -----------
    2,150                                                                                                            2,222,376
 --------                                                                                                          -----------

   29,980   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $29,368,797) .....................................................................     28,681,958
                                                                                                                   -----------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.1%)
    1,000   Maricopa County Pollution Control Corporation, Arizona Public Service Co
              Ser 1994 D (Demand 06/01/00) ............................................  4.45*      05/01/29         1,000,000
      700   Pinal County Industrial Development Authority, Newmont Mining Co
              Ser 1984 (Demand 06/01/00) ..............................................  4.35*      12/01/09           700,000
    1,000   Tempe, Excise Tax Ser 1998 (Demand 06/01/00) ..............................  4.35*      07/01/23         1,000,000
 --------                                                                                                          -----------

    2,700   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $2,700,000) ......................................................................      2,700,000
                                                                                                                   -----------
 $ 32,680   TOTAL INVESTMENTS (Identified Cost $ 32,068,797) (a) ................................     94.5%         31,381,958
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES ...............................................      5.5           1,816,821
                                                                                                     -----         -----------
            NET ASSETS ..........................................................................    100.0%        $33,198,779
                                                                                                     =====         ===========



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued

---------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to maturity.
      +       Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $522,793 and the aggregate gross unrealized depreciation is $1,209,632, resulting in net unrealized depreciation of $686,839.


Bond Insurance:
---------------
     AGRC     Asset Guaranty Reinsurance Company.
    AMBAC     AMBAC Assurance Corporation.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.







                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON   MATURITY
 THOUSANDS                                                                                     RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
              FLORIDA TAX-EXEMPT MUNICIPAL BONDS (87.8%)
              General Obligation (3.2%)
 $  1,500     Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40 %   06/01/19    $ 1,546,740
 --------                                                                                                         -----------
              Educational Facilities Revenue (3.1%)
    1,500     Volusia County Educational Facilities Authority, Embry-Riddle
 --------       Aeronautical University Ser 1996 A ......................................... 6.125    10/15/16      1,492,980
                                                                                                                  -----------
              Electric Revenue (16.8%)
    2,000     Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50     10/01/14      1,957,180
    4,000     Lakeland, Refg Ser 1999 A (MBIA) ............................................. 0.00     10/01/14      1,730,960
    1,000     Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25     10/01/14        949,670
              Puerto Rico Electric Power Authority,
    2,000       Power Ser O ................................................................ 5.00     07/01/12      1,873,840
    2,000       Power Ser DD (FSA) ......................................................... 4.50     07/01/19      1,645,900
 --------                                                                                                         -----------
   11,000                                                                                                           8,157,550
 --------                                                                                                         -----------
              Hospital Revenue (10.2%)
    1,000     Alachua County Health Facilities Authority, Shands Teaching Hospital &
                Clinics Ser 1996 A (MBIA) .................................................. 6.25     12/01/11      1,062,180
    1,000     Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60     02/01/21      1,039,200
    1,000     Orange County Health Facilities Authority, Adventist Health/Sunbelt
                Ser 1995 (AMBAC) ........................................................... 5.25     11/15/20        901,390
      935     Polk County Industrial Development Authority, Winter Haven Hospital
                1985 Ser 2 (MBIA) .......................................................... 6.25     09/01/15        966,547
    1,000     Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50     11/15/14        983,350
 --------                                                                                                         -----------
    4,935                                                                                                           4,952,667
 --------                                                                                                         -----------
              Industrial Development/Pollution Control Revenue (10.4%)
              Citrus County,
      500       Florida Power Corp Refg Ser 1992 B ......................................... 6.35     02/01/22        503,280
    2,000       Florida Power Corp Refg Ser 1992 A ......................................... 6.625    01/01/27      2,031,600
    1,500     St Johns County Industrial Development Authority, Professional Golf Hall
                of Fame Ser 1996 (MBIA) .................................................... 5.80     09/01/16      1,502,475
    1,000     St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70     05/01/27      1,034,100
 --------                                                                                                         -----------
    5,000                                                                                                           5,071,455
 --------                                                                                                         -----------
              Mortgage Revenue -- Single Family (3.5%)
      200     Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .............. 7.00     03/01/13        205,504
      200     Florida Housing Finance Agency, GNMA Collateralized 1990 Ser G-1
                (AMT) ...................................................................... 7.90     03/01/22        204,732
    1,230     Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
                Ser C ...................................................................... 6.85     10/15/23      1,273,862
 --------                                                                                                         -----------
    1,630                                                                                                           1,684,098
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON           MATURITY
 THOUSANDS                                                                                RATE              DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (2.1%)
 $  1,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) .......................   5.75 %           06/01/13    $ 1,021,140
 --------                                                                                                              -----------
            Recreational Facilities Revenue (2.1%)
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ...............   6.15             10/01/20      1,010,330
 --------                                                                                                              -----------
            Resource Recovery Revenue (2.1%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ...........................   6.50             10/01/13      1,029,370
 --------                                                                                                              -----------
            Transportation Facilities Revenue (19.7%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) .............................   6.60             10/01/22      1,023,480
            Greater Orlando Aviation Authority,
    1,000     Ser 1997 (AMT) (FGIC) ...................................................   5.75             10/01/11      1,008,200
      750     Ser 1992 A (AMT) (FGIC) .................................................   6.50             10/01/12        778,905
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) ..................................................   5.60             10/01/19        963,350
    1,500   Lee County, Refg Ser 1991 (AMBAC) .........................................   6.00             10/01/17      1,504,605
    2,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (AMBAC) .........................   5.95             10/01/22      1,988,560
    1,500   Osceola County, Osceola Parkway (MBIA) ....................................   6.10             04/01/17      1,529,040
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................   4.75             07/01/38        784,170
 --------                                                                                                              -----------
    9,750                                                                                                                9,580,310
 --------                                                                                                              -----------
            Water & Sewer Revenue (14.6%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................   5.50             10/01/25      1,865,520
    1,500   Florida Governmental Utility Authority, Golden Gate Ser 1999 (AMBAC) ......   5.25             07/01/18      1,393,980
    2,000   Lee County, Water & Sewer 1999 Ser A (AMBAC) ..............................   4.75             10/01/23      1,646,760
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) ....................................   5.50             10/01/18        974,020
    1,500   Tampa Bay Water, Ser 1998 B (FGIC) ........................................   4.75             10/01/27      1,211,160
 --------                                                                                                              -----------
    8,000                                                                                                                7,091,440
 --------                                                                                                              -----------
   46,315   TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $43,461,805)...........................................................................    42,638,080
                                                                                                                       -----------

            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (12.0%)
    1,300   Collier County Health Facilities Authority, Cleveland Clinic Health
              Ser 1999 (Demand 06/01/00) ..............................................   4.35*            01/01/33      1,300,000
    2,300   Jacksonville Health Facilities Authority, Charity Obligated Group
              Ser 1997 C (MBIA) (Demand 06/07/00) .....................................   4.10*            08/15/19      2,300,000
    1,200   Jacksonville Pollution Control Financing Authority, Florida Power & Light
              Co Ser 1995 (Demand 06/01/00) ...........................................   4.45*            05/01/29      1,200,000
    1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC) ...................   6.611            05/01/01+     1,032,900
 --------                                                                                                              -----------
    5,800   TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $5,800,000)............................................................................     5,832,900
                                                                                                                       -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                              VALUE
-------------------------------------------------------------------------------------------------
 $ 52,115     TOTAL INVESTMENTS (Identified Cost $49,261,805) (a)         99.8%     $48,470,980
 ========
              OTHER ASSETS IN EXCESS OF LIABILITIES ............           0.2           98,529
                                                                         -----      -----------

              NET ASSETS .......................................         100.0%     $48,569,509
                                                                         =====      ===========

---------------
    AMT      Alternative Minimum Tax.
     *       Current coupon of variable rate demand obligation.
     +       Prerefunded to call date shown.
    (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $809,895 and the aggregate gross unrealized depreciation is $1,600,720, resulting in net unrealized depreciation of $790,825.


Bond Insurance:
---------------
   AMBAC     AMBAC Assurance Corporation.
Connie Lee   Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
             Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.

















                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON    MATURITY
 THOUSANDS                                                                                      RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
              NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (82.1%)
              General Obligation (5.0%)
              New Jersey,
 $  1,000       Refg Ser F ................................................................. 5.25 %     08/01/14    $   956,580
    1,000       Ser 1998 ................................................................... 4.50       03/01/18        829,800
 --------                                                                                                           -----------
    2,000                                                                                                             1,786,380
 --------                                                                                                           -----------
              Educational Facilities Revenue (12.8%)
      500     New Jersey Economic Development Authority, The Seeing Eye Inc 1991 ........... 7.30       04/01/11        507,765
              New Jersey Educational Facilities Authority,
    1,000       Drew University 1998 Ser C (MBIA) .......................................... 5.00       07/01/17        899,920
    1,000       Princeton University Ser 1999 A ............................................ 4.75       07/01/25        827,670
      500       Rutgers, The State University Refg Ser R ................................... 6.50       05/01/13        519,205
    2,000       University of Medicine & Dentistry, 1997 Ser A (MBIA) ...................... 5.00       09/01/17      1,792,660
 --------                                                                                                           -----------
    5,000                                                                                                             4,547,220
 --------                                                                                                           -----------
              Electric Revenue (5.3%)
    2,000     Puerto Rico Electric Power Authority, Power Ser O ............................ 5.00       07/01/12      1,873,840
 --------                                                                                                           -----------
              Hospital Revenue (7.2%)
              New Jersey Health Care Facilities Financing Authority,
    1,000       AHS Hospital Corp Ser 1997 A (AMBAC) ....................................... 6.00       07/01/13      1,032,940
    1,000       Atlantic City Medical Center Ser C ......................................... 6.80       07/01/11      1,035,460
      465       Robert Wood Johnson University Hospital Ser B (MBIA) ....................... 6.625      07/01/16        480,838
 --------                                                                                                           -----------
    2,465                                                                                                             2,549,238
 --------                                                                                                           -----------
              Industrial Development/Pollution Control Revenue (4.3%)
      500     Middlesex County Pollution Control Financing Authority, Amerada Hess
                Corp Refg Ser 1992 ......................................................... 6.875      12/01/22        511,450
    1,000     Salem County Pollution Control Financing Authority, E I du Pont
                de Nemours & Co 1992 Ser A (AMT) ........................................... 6.125      07/15/22      1,001,530
 --------                                                                                                           -----------
    1,500                                                                                                             1,512,980
 --------                                                                                                           -----------
              Mortgage Revenue -- Multi-Family (10.0%)
              New Jersey Housing & Mortgage Finance Agency,
    2,000       1995 Ser A (AMBAC) ......................................................... 6.00       11/01/14      1,999,880
    1,000       Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ......... 7.00       05/01/30      1,040,300
      500       Rental 1991 Ser A (AMT) .................................................... 7.25       11/01/22        512,570
 --------                                                                                                           -----------
    3,500                                                                                                             3,552,750
 --------                                                                                                           -----------
              Nursing & Health Related Facilities Revenue (2.5%)
      885     New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------       -- FHA Insured Mortgage Refg Ser B ......................................... 6.50       02/01/22        900,027
                                                                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------
              Public Facilities Revenue (2.4%)
 $  1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------       (AMBAC) ................................................................... 5.00 %      07/01/28     $   864,360
                                                                                                                     -----------
              Recreational Facilities Revenue (3.6%)
              New Jersey Sports & Exposition Authority,
      500       State Contract 1993 Ser A ................................................. 5.50        09/01/23         473,010
    1,000       State Contract 1998 Ser A (MBIA) .......................................... 4.50        03/01/24         795,280
 --------                                                                                                            -----------
    1,500                                                                                                              1,268,290
 --------                                                                                                            -----------
              Resource Recovery Revenue (2.5%)
      900     Warren County Pollution Control Financing Authority, Warren Energy
 --------       Resource Co Ltd Partnership Ser 1984 (MBIA) ............................... 6.60        12/01/07         871,290
                                                                                                                     -----------
              Transportation Facilities Revenue (12.9%)
    1,000     Delaware River Port Authority, Ser 1995 (FGIC) .............................. 5.50        01/01/26         938,700
    1,300     New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ...................... 6.25        01/01/14       1,335,061
    1,000     New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ................. 4.50        06/15/19         818,300
    1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) ......... 5.75        05/01/15       1,488,060
 --------                                                                                                            -----------
    4,800                                                                                                              4,580,121
 --------                                                                                                            -----------
              Water & Sewer Revenue (13.6%)
    1,000     Atlantic City Municipal Utilities Authority, Refg Ser 1993 .................. 5.75        05/01/17         986,130
    1,000     Bergen County Utilities Authority, Water 1998 Ser A (FGIC) .................. 4.75        12/15/15         878,460
    1,000     Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC) ..... 5.25        07/15/17         927,420
    1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ........... 6.00        07/15/13       1,019,750
    1,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) ................... 5.75        12/01/13       1,006,680
 --------                                                                                                            -----------
    5,000                                                                                                              4,818,440
 --------                                                                                                            -----------
   30,550     TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------     (Identified Cost $29,654,494) .....................................................................     29,124,936
                                                                                                                     -----------
              SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (16.4%)
    1,600     Gloucester County, Mobil Oil Refining Corp Ser 1993 A (Demand 06/07/00) ..... 3.65*       12/01/03       1,600,000
              New Jersey Economic Development Authority,
    1,700       Natural Gas Co Ser 1995 A (AMT) (AMBAC) (Demand 06/01/00) ................. 4.50*       08/01/30       1,700,000
      700       United Water Inc Ser 1996 B (AMBAC) (Demand 06/01/00) ..................... 4.45*       11/01/25         700,000
              New Jersey Turnpike Authority,
    1,000       Ser 1991 C ................................................................ 5.75        01/01/01+      1,006,040
      800       Ser 1991 D (FGIC) (Demand 06/07/00) ....................................... 3.80*       01/01/18         800,000
 --------                                                                                                            -----------
    5,800     TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Identified Cost $5,800,000) ......................................................................      5,806,040
                                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                              VALUE
---------------------------------------------------------------------------------------------------------
 $ 36,350     TOTAL INVESTMENTS (Identified Cost $35,454,494) (a).........      98.5%         $34,930,976
 ========
              OTHER ASSETS IN EXCESS OF LIABILITIES ......................       1.5              533,931
                                                                               -----          -----------

              NET ASSETS .................................................     100.0%         $35,464,907
                                                                               =====          ===========

---------------
AMT      Alternative Minimum Tax.
 +       Prerefunded to call date shown.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $644,829 and the aggregate gross unrealized depreciation is $1,168,347, resulting in net unrealized depreciation of $523,518.


Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (86.4%)
            General Obligation (7.0%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75 %     11/15/12    $ 2,006,740
    1,000   Delaware County, Ser 1999 ................................................. 5.125      10/01/19        894,480
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        607,092
 --------                                                                                                      -----------
    3,600                                                                                                        3,508,312
 --------                                                                                                      -----------
            Educational Facilities Revenue (7.2%)
    1,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25        965,300
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................ 5.00       11/01/22        865,410
    1,000     University of Pennsylvania Ser 1998 ..................................... 4.625      07/15/30        775,100
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16        965,610
 --------                                                                                                      -----------
    4,000                                                                                                        3,571,420
 --------                                                                                                      -----------
            Electric Revenue (3.3%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ...................................................... 4.50       07/01/19        822,950
    1,000     Ser GG (FSA) ............................................................ 4.75       07/01/21        844,130
 --------                                                                                                      -----------
    2,000                                                                                                        1,667,080
 --------                                                                                                      -----------
            Hospital Revenue (14.5%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (AMBAC) .......................... 4.875      11/15/26        809,950
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) .................... 6.00       11/01/12      1,015,010
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (AMBAC) ................................................................. 4.875      11/15/26      1,619,900
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ...................................... 6.375      11/15/11      1,659,962
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ....................... 5.375      02/15/14        902,210
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,309,588
 --------                                                                                                      -----------
    8,000                                                                                                        7,316,620
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (2.0%)
    1,000   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) .................. 6.20       04/01/25        977,840
 --------                                                                                                      -----------
            Mortgage Revenue -- Single Family (5.4%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .................. 7.00       10/01/23      2,061,260
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85       10/15/23        657,644
 --------                                                                                                      -----------
    2,635                                                                                                        2,718,904
 --------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (3.2%)
  $ 2,000   Philadelphia Industrial Development Authority, The Franklin Institute
              Ser 1998 ................................................................ 5.20 %     06/15/26    $ 1,602,600
  -------                                                                                                      -----------
            Resource Recovery Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .............. 7.50       01/01/12      1,022,520
  -------                                                                                                      -----------
            Student Loan Revenue (4.1%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (AMBAC) ................................................ 6.05       01/01/19        992,230
    1,000     1991 Ser B (AMT) (AMBAC) ................................................ 6.85       09/01/26      1,068,370
  -------                                                                                                      -----------
    2,000                                                                                                        2,060,600
  -------                                                                                                      -----------
            Transportation Facilities Revenue (22.8%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................ 6.30       05/01/12      1,030,980
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) ....................................................... 5.00       01/01/19        878,660
      500     Ser 1992 (AMT) (FSA) .................................................... 6.625      01/01/22        507,100
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................ 5.50       01/01/26      1,877,400
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) ....................................................... 6.00       12/01/12      2,030,640
    2,000     Ser A 1998 (AMBAC) ...................................................... 4.75       12/01/27      1,615,260
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) ................................................. 5.00       07/01/23        837,570
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .................... 5.875      12/01/12      1,009,620
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ..... 5.25       03/01/18        921,750
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75       07/01/38        784,170
  -------                                                                                                      -----------
   12,500                                                                                                       11,493,150
  -------                                                                                                      -----------
            Water & Sewer Revenue (6.6%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .......................... 6.25       08/01/11      2,128,900
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ..................... 0.00       09/01/28        337,840
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) .......... 5.00       08/01/23        862,190
  -------                                                                                                      -----------
    5,000                                                                                                        3,328,930
  -------                                                                                                      -----------
            Other Revenue (7.9%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .................... 6.60       11/01/09      1,565,610
    2,750   Philadelphia, Gas Works Second Ser 1998 (FSA) ............................. 5.00       07/01/18      2,413,043
  -------                                                                                                      -----------
    4,250                                                                                                        3,978,653
  -------                                                                                                      -----------
            Refunded (0.4%)
      200   Lehigh County Industrial Development Authority, Strawbridge & Clothier
  -------     Refg Ser of 1991 (ETM) .................................................. 7.20       12/15/01        204,586
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 2000 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $48,185   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $45,629,283)......................................................................    $43,451,215
                                                                                                                   -----------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (12.1%)
    2,000   Delaware County Industrial Development Authority, United Parcel Service
              Inc Ser 1985 (Demand 06/01/00) .......................................... 4.30*%        12/01/15       2,000,000
    2,100   Philadelphia Hospital and Higher Education Facilities Authority, Children's
              Hospital of Philadelphia Ser 1992 (Demand 06/01/00)  .................... 4.35*         03/01/27       2,100,000
    2,000   Philadelphia Industrial Development Authority, The Fox Chase Cancer
              Center Ser 1997 (Demand 06/01/00) ....................................... 4.35*         07/01/25       2,000,000
  -------                                                                                                          -----------

    6,100   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $6,100,00) .......................................................................      6,100,000
                                                                                                                   -----------
  $54,285   TOTAL INVESTMENTS (Identified Cost $51,729,283) (a)...................................     98.5%        49,551,215
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES ................................................      1.5            765,710
                                                                                                      -----        -----------
            NET ASSETS ...........................................................................    100.0%       $50,316,925
                                                                                                      =====        ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $543,804 and the aggregate gross unrealized depreciation is $2,721,872, resulting in net unrealized depreciation of $2,178,068.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (unaudited)


                                                                 ARIZONA        FLORIDA      NEW JERSEY     PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* .......................  $31,381,958    $48,470,980    $34,930,976    $49,551,215
Cash .......................................................       56,113          8,544         29,383         97,065
Receivable for:
  Investments sold .........................................    1,146,340             --             --             --
  Interest .................................................      653,115        617,621        594,137        766,834
Prepaid expenses ...........................................       17,120         13,019         14,180         11,925
                                                              -----------    -----------    -----------    -----------
  TOTAL ASSETS .............................................   33,254,646     49,110,164     35,568,676     50,427,039
                                                              -----------    -----------    -----------    -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased ................           --        463,375         45,200         31,201
  Dividends to shareholders ................................       22,505         34,183         24,123         35,407
  Investment management fee ................................       10,492         15,541         11,250         15,885
  Plan of distribution fee .................................        4,496          6,660          4,821          6,808
Accrued expenses ...........................................       18,374         20,896         18,375         20,813
                                                              -----------    -----------    -----------    -----------
  TOTAL LIABILITIES ........................................       55,867        540,655        103,769        110,114
                                                              -----------    -----------    -----------    -----------
  NET ASSETS ...............................................  $33,198,779    $48,569,509    $35,464,907    $50,316,925
                                                              ===========    ===========    ===========    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ............................................  $34,170,413    $49,630,365    $36,375,019    $52,484,932
Accumulated undistributed net realized gain (loss) .........     (284,795)      (270,031)      (386,594)        10,061
Net unrealized depreciation ................................     (686,839)      (790,825)      (523,518)    (2,178,068)
                                                              -----------    -----------    -----------    -----------
  NET ASSETS ...............................................  $33,198,779    $48,569,509    $35,464,907    $50,316,925
                                                              ===========    ===========    ===========    ===========
  *IDENTIFIED COST .........................................  $32,068,797    $49,261,805    $35,454,494    $51,729,283
                                                              ===========    ===========    ===========    ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ................    3,393,947      4,874,645      3,530,096      5,016,807
                                                              ===========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value) ...........        $9.78          $9.96         $10.05         $10.03
                                                                    =====          =====         ======         ======
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** .........       $10.19         $10.38         $10.47         $10.45
                                                                   ======         ======         ======         ======

---------------
**    On sales of $25,000 or more, the offering price is reduced.




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the six months ended May 31, 2000 (unaudited)


                                                   ARIZONA       FLORIDA      NEW JERSEY    PENNSYLVANIA
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:

INTEREST INCOME ...............................  $  978,521    $1,431,066     $1,035,454    $1,396,445
                                                 ----------    ----------     ----------    ----------
EXPENSES
Investment management fee .....................      60,947        89,344         64,392        84,898
Plan of distribution fee ......................      25,270        37,775         26,642        35,762
Professional fees .............................      13,920        13,661         13,964        11,540
Transfer agent fees and expenses ..............       5,920         8,811          9,612         7,884
Shareholder reports and notices ...............       6,396         8,384          8,847         8,912
Trustees' fees and expenses ...................         933         1,382            983         1,126
Custodian fees ................................       1,129         1,481          1,264         1,875
Registration fees .............................       4,324         2,581          2,579         2,172
Other .........................................       2,978         3,048          3,152         3,535
                                                 ----------    ----------     ----------    ----------
  TOTAL EXPENSES ..............................     121,817       166,467        131,435       157,704

Less: expense offset ..........................      (1,127)       (1,481)        (1,261)       (1,872)
                                                 ----------    ----------     ----------    ----------
  NET EXPENSES ................................     120,690       164,986        130,174       155,832
                                                 ----------    ----------     ----------    ----------
  NET INVESTMENT INCOME .......................     857,831     1,266,080        905,280     1,240,613
                                                 ----------    ----------     ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) ......................    (215,677)     (104,301)      (317,450)       16,711
Net change in unrealized depreciation .........    (206,898)     (603,713)      (325,659)     (888,829)
                                                 ----------    ----------     ----------    ----------
  NET LOSS ....................................    (422,575)     (708,014)      (643,109)     (872,118)
                                                 ----------    ----------     ----------    ----------
NET INCREASE ..................................  $  435,256    $  558,066     $  262,171    $  368,495
                                                 ==========    ==========     ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS



                                                                       ARIZONA                            FLORIDA
                                                         ----------------------------------- ----------------------------------
                                                           FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                           MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                           MAY 31, 2000   NOVEMBER 30, 1999    MAY 31, 2000   NOVEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ..................................    $   857,831      $ 1,900,085        $ 1,266,080       $ 2,720,903
Net realized loss ......................................       (215,677)         (69,115)          (104,301)         (165,729)
Net change in unrealized appreciation/depreciation .....       (206,898)      (2,859,823)          (603,713)       (4,099,311)
                                                            -----------      -----------        -----------       -----------
  NET INCREASE (DECREASE) ..............................        435,256       (1,028,853)           558,066        (1,544,137)
                                                            -----------      -----------        -----------       -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................       (857,831)      (1,900,085)        (1,266,080)       (2,720,903)
Net realized gain ......................................             --         (609,152)                --        (1,997,025)
                                                            -----------      -----------        -----------       -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................       (857,831)      (2,509,237)        (1,266,080)       (4,717,928)
                                                            -----------      -----------        -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................        399,771        3,943,050          1,240,748         6,706,394
Reinvestment of dividends and distributions ............        420,955        1,325,710            428,421         1,979,787
Cost of shares repurchased .............................     (4,066,566)      (6,518,686)        (5,946,618)       10,131,177)
                                                            -----------      -----------        -----------       -----------
  NET DECREASE .........................................     (3,245,840)      (1,249,926)        (4,277,449)       (1,444,996)
                                                            -----------      -----------        -----------       -----------
  TOTAL DECREASE .......................................     (3,668,415)      (4,788,016)        (4,985,463)       (7,707,061)

NET ASSETS:
Beginning of period ....................................     36,867,194       41,655,210         53,554,972        61,262,033
                                                            -----------      -----------        -----------       -----------
  END OF PERIOD ........................................    $33,198,779      $36,867,194        $48,569,509       $53,554,972
                                                            ===========      ===========        ===========       ===========
SHARES ISSUED AND REPURCHASED:
Sold ...................................................         40,715          375,871            123,799           623,037
Reinvestment of dividends and distributions ............         42,820          127,464             42,754           185,150
Repurchased ............................................       (412,476)        (632,656)          (593,496)         (953,641)
                                                            -----------      -----------        -----------       -----------
  NET DECREASE .........................................       (328,941)        (129,321)          (426,943)         (145,454)
                                                            ===========      ===========        ===========       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued



                                                                     NEW JERSEY                         PENNSYLVANIA
                                                         ----------------------------------- ----------------------------------
                                                           FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                           MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                           MAY 31, 2000   NOVEMBER 30, 1999    MAY 31, 2000   NOVEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ..................................   $   905,280      $ 1,926,757        $ 1,240,613       $ 2,537,112
Net realized gain (loss) ...............................      (317,450)         (69,142)            16,711            (6,646)
Net change in unrealized appreciation/depreciation .....      (325,659)      (2,840,301)          (888,829)       (4,132,749)
                                                           -----------      -----------        -----------       -----------
  NET INCREASE (DECREASE) ..............................       262,171         (982,686)           368,495        (1,602,283)
                                                           -----------      -----------        -----------       -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..................................      (905,280)      (1,926,757)        (1,240,613)       (2,537,112)
Net realized gain ......................................            --         (609,503)                --          (578,726)
                                                           -----------      -----------        -----------       -----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................      (905,280)      (2,536,260)        (1,240,613)       (3,115,838)
                                                           -----------      -----------        -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................     1,016,444        3,899,668          5,844,882         3,894,419
Reinvestment of dividends and distributions ............       464,891        1,486,480            774,667         2,031,604
Cost of shares repurchased .............................    (3,939,701)      (5,103,832)        (4,489,620)       (5,957,035)
                                                           -----------      -----------        -----------       -----------
  NET INCREASE (DECREASE) ..............................    (2,458,366)         282,316          2,129,929           (31,012)
                                                           -----------      -----------        -----------       -----------
  TOTAL INCREASE (DECREASE) ............................    (3,101,475)      (3,236,630)         1,257,811        (4,749,133)

NET ASSETS:
Beginning of period ....................................    38,566,382       41,803,012         49,059,114        53,808,247
                                                           -----------      -----------        -----------       -----------
  END OF PERIOD ........................................   $35,464,907      $38,566,382        $50,316,925       $49,059,114
                                                           ===========      ===========        ===========       ===========
SHARES ISSUED AND REPURCHASED:
Sold ...................................................       100,592          362,856            572,884           359,418
Reinvestment of dividends and distributions ............        46,018          138,573             76,933           189,500
Repurchased ............................................      (389,446)        (478,651)          (446,574)         (560,476)
                                                           -----------      -----------        -----------       -----------
  NET INCREASE (DECREASE) ..............................      (242,836)          22,778            203,243           (11,558)
                                                           ===========      ===========        ===========       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991. The accompanying financial statements and notes are those of the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series only.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued

distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2000, the distribution fees were accrued at the following annual rates:


                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                      ---------   ---------   ------------   -------------
Annual Rate .........    0.14%       0.15%       0.14%          0.15%
                         ====        ====        ====           ====

For the six months ended May 31, 2000, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:


                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                      ---------   ---------   ------------   -------------
Commissions .........  $9,365      $36,785       $33,671        $50,842
                       ======      =======       =======        =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's shares of beneficial interest.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2000 were as follows:

                       ARIZONA         FLORIDA       NEW JERSEY     PENNSYLVANIA
                    -------------   -------------   ------------   -------------
Purchases .........  $    --         $    --         $1,014,730     $2,492,270
                     =========       =========       ==========     ==========
Sales .............  $4,412,084      $2,093,030      $4,837,746     $2,386,005
                     ==========      ==========      ==========     ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 2000 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 2000 (unaudited) continued


                                   ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                  ---------   ---------   ------------   -------------
Aggregate Pension Costs .........    $276        $399         $278            $361
                                     ====        ====         ====            ====

                                     ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                    ---------   ---------   ------------   -------------
Accrued Pension Liability .........  $4,458      $6,724        $4,350          $4,992
                                     ======      ======        ======          ======

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2000, each of the Series had transfer agent fees and expenses payable as follows:

                                                    ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                                   ---------   ---------   ------------   -------------
Transfer Agent Fees And Expenses Payable ......... $   --         $330         $307            $191
                                                   =========      ====         ====            ====

5. FEDERAL INCOME TAX STATUS

At November 30, 1999, the following Series had approximate net capital loss carryovers which will be available through November 30, 2007 to offset future capital gains to the extent provided by regulations:


Arizona .............................................................  $ 69,000
Florida .............................................................   166,000
New Jersey ..........................................................    69,000
Pennsylvania ........................................................     7,000

6. SUBSEQUENT EVENT -- MERGERS

As of the close of business on July 21, 2000, the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series were merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust pursuant to four reorganization plans approved by shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series, respectively.

As of the close of business on July 21, 2000, the California Series merged into Morgan Stanley Dean Witter California Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the California Series.

As of the close of business on July 21, 2000, the New York Series merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
ARIZONA SERIES
1995            $  9.42     $  0.54        $  1.23        $  1.77       $ (0.54)             --        $ (0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)        $ (0.16)         (0.65)
2000*              9.90        0.24          (0.12)          0.12         (0.24)             --          (0.24)
FLORIDA SERIES
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
2000*             10.10        0.25          (0.14)          0.11         (0.25)             --          (0.25)
NEW JERSEY SERIES
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)
2000*             10.22        0.25          (0.17)          0.08         (0.25)             --          (0.25)
PENNSYLVANIA SERIES
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)
2000*             10.19        0.26          (0.16)          0.10         (0.26)             --          (0.26)

---------------
*      For the six months ended May 31, 2000 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                               RATIOS TO AVERAGE NET ASSETS
                                           -------------------------------------
  NET ASSET                     NET ASSETS
    VALUE                         END OF                               NET         PORTFOLIO
    END OF          TOTAL         PERIOD                            INVESTMENT     TURNOVER
    PERIOD         RETURN+       (000'S)          EXPENSES            INCOME         RATE
------------- ---------------- ----------- --------------------- --------------- ------------
  $    10.65        19.21%       $50,290            0.65%(3)           5.33%           6%
       10.59         4.63         46,248            0.65 (3)           5.12            9
       10.64         5.64         41,891            0.66 (3)           5.04            2
       10.81         6.56         41,655            0.65 (3)           4.77           30
        9.90        (2.53)        36,867            0.66 (3)           4.72           13
        9.78         1.23 (1)     33,199            0.70 (2)(3)        4.93 (2)       --
       10.88        19.54         74,058            0.63 (3)           5.34            8
       10.86         5.03         70,542            0.62 (3)           5.13           25
       10.97         6.10         65,088            0.62               5.02            7
       11.25         7.58         61,262            0.62 (3)           4.69           26
       10.10        (2.70)        53,555            0.64 (3)           4.69           13
        9.96         1.07 (1)     48,570            0.65 (2)(3)        4.95 (2)       --
       10.73        19.60         47,889            0.67 (3)           5.42           14
       10.70         4.93         44,829            0.66 (3)           5.23            5
       10.88         6.99         41,520            0.66               5.02           14
       11.15         7.49         41,803            0.67 (3)           4.77           21
       10.22        (2.44)        38,566            0.69               4.73           10
       10.05         0.77 (1)     35,465            0.71 (2)(3)        4.91 (2)        3 (1)
       10.85        19.65         53,935            0.66 (3)           5.29            8
       10.85         5.27         47,055            0.65 (3)           5.17           --
       10.97         6.53         44,056            0.66               5.01            8
       11.15         6.60         53,808            0.64 (3)           4.75           26
       10.19        (3.02)        49,059            0.64 (3)           4.83            6
       10.03         0.96 (1)     50,317            0.65 (2)(3)        5.11 (2)       10 (1)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
CHANGE IN INDEPENDENT ACCOUNTANTS


On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

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

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

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
Multi-State
Municipal Series
Trust

[GRAPHIC OMITTED]

THE ARIZONA SERIES

THE FLORIDA SERIES

THE NEW JERSEY SERIES

THE PENNSYLVANIA SERIES


SEMIANNUAL REPORT
MAY 31, 2000